INVESTMENTS - Summary of Held-To-Maturity and Available-For-Sale Investment Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investment Holdings [Line Items]
Total	$ 98,420	$ 131,687
Held To Maturity unrecognized gain	1,963	5,011
Held To Maturity unrecognized loss	485	0
Held-to-Maturity Market Value	99,898	136,698
Investment Securities, Available-for-sale, Amortized Cost, Total	4,180,589	3,330,029
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	58,386	99,942
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(31,129)	(5,391)
Investment Securities, Available-for-sale	4,207,846	3,424,580
U.S. Treasuries
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost, Total	34,961	99
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	4	4
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(189)	0
Investment Securities, Available-for-sale	34,776	103
Securities of U.S. government agencies and corporations
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost, Total	78,998	60
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	248	0
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(129)	0
Investment Securities, Available-for-sale	79,117	60
Mortgage-backed securities-residential
Investment Holdings [Line Items]
Total	0	13,990
Held To Maturity unrecognized gain	0	197
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	14,187
Investment Securities, Available-for-sale, Amortized Cost, Total	728,050	704,482
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	6,635	15,938
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(10,548)	(237)
Investment Securities, Available-for-sale	724,137	720,183
Mortgage-backed securities-commercial
Investment Holdings [Line Items]
Total	46,362	71,737
Held To Maturity unrecognized gain	651	3,485
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	47,013	75,222
Investment Securities, Available-for-sale, Amortized Cost, Total	729,948	584,125
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	4,294	10,395
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(2,352)	(3,584)
Investment Securities, Available-for-sale	731,890	590,936
Collateralized mortgage obligations
Investment Holdings [Line Items]
Total	11,882	5,799
Held To Maturity unrecognized gain	221	79
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	12,103	5,878
Investment Securities, Available-for-sale, Amortized Cost, Total	696,258	634,418
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	7,979	21,148
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(6,497)	(445)
Investment Securities, Available-for-sale	697,740	655,121
Obligations of state and other political subdivisions
Investment Holdings [Line Items]
Total	8,926	9,911
Held To Maturity unrecognized gain	915	1,239
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	9,841	11,150
Investment Securities, Available-for-sale, Amortized Cost, Total	1,058,735	856,054
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	35,591	46,755
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(8,594)	(291)
Investment Securities, Available-for-sale	1,085,732	902,518
Asset-backed Securities
Investment Holdings [Line Items]
Total	0	0
Held To Maturity unrecognized gain	0	0
Held To Maturity unrecognized loss	0	0
Held-to-Maturity Market Value	0	0
Investment Securities, Available-for-sale, Amortized Cost, Total	720,638	478,539
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	1,521	4,158
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(2,578)	(826)
Investment Securities, Available-for-sale	719,581	481,871
Other securities
Investment Holdings [Line Items]
Total	31,250	30,250
Held To Maturity unrecognized gain	176	11
Held To Maturity unrecognized loss	485	0
Held-to-Maturity Market Value	30,941	30,261
Investment Securities, Available-for-sale, Amortized Cost, Total	133,001	72,252
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Gain, before Tax	2,114	1,544
Debt Securities, Available-for-sale, Accumulated Gross Unrealized Loss, before Tax	(242)	(8)
Investment Securities, Available-for-sale	$ 134,873	$ 73,788